Derivative Instruments and Hedging Activities (Offsetting Derivative Instruments and Credit Risk-Related Features) (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Assets
Gross	$ 802	$ 1,318		$ 1,188
Eligible for Offset, Derivative Instruments	567	1,060		912
Eligible for Offset, Cash Collateral Received	81	10		7
Net	154	248		269
Liabilities
Gross	684	1,217		1,070
Eligible for Offset, Derivative Instruments	567	1,060		912
Eligible for Offset, Cash Collateral Pledged	16	58		1
Net	101	99		$ 157
Derivative, Credit Risk Related Contingent Features [Abstract]
Aggregate fair value of derivative instruments in a net liability position	99	98
Aggregate fair value of collateral posted on these derivative instruments	103	106
Aggregate fair value of additional collateral requirements, primarily related to further adequate assurance features	$ 19	$ 26	[1],[2]

[1]	During the second quarter of 2014, PPL Energy Supply experienced a downgrade in its corporate credit ratings to below investment grade. Amounts related to PPL Energy Supply represent net liability positions subject to further adequate assurance features.
[2]	Includes the effect of net receivables and payables already recorded on the Balance Sheet.